Expense Example - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2025 USD ($)
Fidelity Advisor Mid Cap Value Fund - Class A
Expense Example:
1 year	$ 683
3 years	911
5 years	1,156
10 years	1,860
Fidelity Advisor Mid Cap Value Fund - Class C
Expense Example:
1 year	290
3 years	588
5 years	1,011
10 years	1,995
Fidelity Advisor Mid Cap Value Fund - Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Mid Cap Value Fund - Class I
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	1,073
Fidelity Advisor Mid Cap Value Fund - Class Z
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	$ 930